Segment Reporting - Significant Segment Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Total revenues	$ 3,441,056	$ 726,988	$ 1,745
Professional fees	16,445	10,164	11,114
Crypto costs	3,403,207	718,511	1,657
Execution, clearing and brokerage fees	24,024	3,772	0
Total operating expenses	3,523,642	883,232	1,991,198
Operating loss from continuing operations	(82,586)	(156,244)	(1,989,453)
Net loss from continuing operations	(103,447)	(225,812)	(1,989,934)
Reportable Segment
Segment Reporting Information [Line Items]
Total revenues	3,441,056	726,988	1,745
Personnel	29,194	33,695	40,740
Non-cash compensation	14,685	15,770	31,395
Professional fees	16,445	10,165	11,114
Technology	9,334	12,361	11,369
Occupancy	2,986	4,492	3,202
Marketing and promotions	2,474	4,531	8,759
Business insurance	13,302	17,292	17,161
Depreciation and amortization	343	24,384	1,838,893
Other operating costs	7,649	38,259	26,907
Crypto costs	3,403,207	718,511	1,657
Execution, clearing and brokerage fees	24,024	3,772	0
Total operating expenses	3,523,643	883,232	1,991,197
Operating loss from continuing operations	(82,587)	(156,244)	(1,989,452)
Other expense (income), net	11,827	(2,501)	(29,019)
Net loss from continuing operations	$ (94,414)	$ (153,743)	$ (1,960,433)